Trade and other receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Cost reimbursements	$ 26	$ 67